Deferred revenue	6 Months Ended
Jun. 30, 2020
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue
21	Deferred revenue

	As of December 31 2019 RMB’million	As of June 30 2020 RMB’million
Non-current	67	78
Current	1,694	1,583

	1,761	1,661

Deferred revenue mainly represents contract liabilities in relation to service fees prepaid by customers for time-based virtual gifts, membership subscriptions, and digital music albums or single songs, for which the related services had not been rendered as of December 31, 2019 and June 30, 2020.